UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.0%)
Alabama (0.4%)
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.00%	3/1/2026 (2)	$5,500	$5,864
Mobile AL Water & Sewer Comm.	5.50%	1/1/2010 (3)	4,000	4,145

	10,009

Alaska (0.4%)
Anchorage AK Electric Rev.	8.00%	12/1/2009 (1)	2,565	3,155
Anchorage AK Electric Rev.	8.00%	12/1/2010 (1)	2,960	3,716
North Slope Borough AK GO	0.00%	6/30/2010 (1)	4,000	3,193

	10,064

Arizona (3.2%)
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,204
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,768
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,360
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,819
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,843
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	5,974
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,462
Maricopa County AZ Rev. (Samaritan Health Service)	7.00%	12/1/2016 (1)(ETM)	8,650	10,766
Mesa AZ Util. System Rev.	5.25%	7/1/2014 (3)	10,000	11,080
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.75%	7/1/2015 (3)	5,290	5,634
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.75%	7/1/2016 (3)	5,595	5,951
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2017 (3)	5,915	6,329
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2019 (3)	6,630	7,094
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2020 (3)	6,770	7,243
Tucson AZ Water System Rev.	5.50%	7/1/2017 (3)	4,850	5,368

	91,895

Arkansas (0.3%)
North Little Rock AR Electric Rev.	6.50%	7/1/2010 (1)	3,500	4,079
North Little Rock AR Electric Rev.	6.50%	7/1/2015 (1)	4,500	5,381

	9,460

California (9.8%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2015 (3)	14,740	16,111
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2016 (3)	10,000	10,876
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2017 (3)	10,050	10,883
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2018 (3)	7,890	8,496
California Dept. of Water Resources Water System Rev. (Central Valley)	5.25%	12/1/2019 (3)	5,310	5,689
California GO	5.00%	2/1/2017 (2)	2,500	2,647
California GO	5.00%	2/1/2018 (2)	3,565	3,749
California GO	5.00%	2/1/2019 (2)	1,500	1,569
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.75%	7/1/2015 (1)	8,205	9,003
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.25%	10/1/2014 (2)+	25,815	28,360
California Infrastructure & Econ. Dev. Bank Rev. VRDO	1.08%	8/2/2004 (2)	4,100	4,100
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	12/1/2017 (1)	13,835	14,707
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	12/1/2019 (1)	15,230	15,981
California State Dept. of Water Resources Power Supply Rev. VRDO	1.07%	8/6/2004 (4)	12,700	12,700
California State Econ. Recovery Bonds	5.25%	7/1/2014 (3)	23,680	26,319
Los Angeles CA USD GO	5.25%	7/1/2019 (4)	9,000	9,648
Los Angeles CA USD GO	5.25%	7/1/2020 (4)	9,000	9,600
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.50%	10/1/2022 (2)(ETM)	20,225	25,007
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,405
MSR California Public Power Agency Rev. (San Juan Project)	6.75%	7/1/2020 (1)(ETM)	12,360	14,866
Sacramento CA Muni. Util. Dist. Rev.	6.50%	9/1/2013 (1)	8,895	10,515
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.00%	1/15/2032 (1)	70,150	15,030
Santa Clara CA Redev. Agency (Bayshore North)	7.00%	7/1/2010 (2)	2,000	2,309
Santa Rosa CA Waste Water Rev.	6.00%	9/1/2015 (3)	5,000	5,780
Ukiah CA Electric Rev.	6.25%	6/1/2018 (1)	6,330	7,464

	281,814

Colorado (5.6%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/2016 (2)	12,790	13,963
Colorado Springs CO Util. System Rev.	5.375%	11/15/2017 (2)	13,490	14,688
Colorado Springs CO Util. System Rev.	5.375%	11/15/2018 (2)	10,000	10,848
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2008 (1)	14,355	12,533
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2009 (1)	16,500	13,748
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2015 (1)	5,795	3,455
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2019 (1)	8,000	3,772
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2024 (1)	19,225	6,516
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2025 (1)	4,900	1,548
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2029 (1)	23,500	5,724
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2030 (1)	20,000	4,593
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2032 (1)	41,000	8,343
E-470 Public Highway Auth. Colorado Rev.	5.75%	9/1/2035 (1)	9,750	10,493
Northern Colorado Water Conservation Dist. Rev.	6.50%	12/1/2012 (2)	20,575	22,919
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2018 (4)	5,960	4,577
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2021 (2)	15,000	11,292
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	16,000	11,725

	160,737

Connecticut (0.8%)
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,000	5,511
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,000	5,511
Connecticut GO	5.125%	11/15/2016	10,000	10,643

	21,665

Delaware (0.3%)
Delaware Health Fac. Auth. (Delaware Medical Center)	7.00%	10/1/2004 (1)(Prere.)	1,915	1,933
Dover DE Electric Rev.	6.10%	7/1/2011 (3)	2,000	2,028
Dover DE Electric Rev.	5.75%	7/1/2015 (3)	5,225	5,293

	9,254

District of Columbia (0.6%)
Metro. Washington Airports Auth. Airport System Rev.	5.625%	10/1/2013 (3)	4,050	4,415
Metro. Washington Airports Auth. Airport System Rev.	5.75%	10/1/2014 (3)	5,270	5,833
Metro. Washington Airports Auth. Airport System Rev.	5.75%	10/1/2015 (3)	5,585	6,166

	16,414

Florida (5.0%)
Broward County FL Airport System Rev.	5.25%	10/1/2010 (1)	11,365	12,134
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)	2,620	3,058
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2017 (1)	3,250	3,419
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.00%	10/1/2018 (1)	7,855	8,201
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2018 (1)	3,420	3,579
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.00%	10/1/2019 (1)	6,390	6,632
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2019 (1)	3,595	3,746
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2021 (1)	3,985	4,117
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2022 (1)	2,195	2,256
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.25%	10/1/2023 (1)	2,185	2,234
Hillsborough County FL School Board COP	5.25%	7/1/2016 (1)	13,300	14,664
Miami-Dade County FL School Board COP	6.00%	10/1/2009 (4) (Prere.)	5,765	6,569
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.25%	11/15/2010 (2)	4,000	4,294
Orlando & Orange County FL Expressway Auth.	8.25%	7/1/2013 (3)	9,695	12,946
Palm Beach County FL Criminal Justice Fac. Rev.	7.20%	6/1/2015 (3)	4,000	5,071
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.75%	10/1/2017 (1)	14,500	15,897
Tampa FL Util. Rev.	6.75%	10/1/2010 (2)	9,330	11,093
Tampa FL Util. Rev.	6.75%	10/1/2011 (2)	9,965	11,981
Tampa FL Util. Rev.	6.75%	10/1/2012 (2)	10,635	12,941

	144,832

Georgia (4.4%)
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2015 (3)	8,500	9,596
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2016 (3)	7,000	7,929
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2017 (3)	8,000	9,074
Atlanta GA Water & Wastewater Rev. VRDO	1.10%	8/2/2004 (4)	12,100	12,100
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.50%	8/15/2026 (1)	12,000	12,779
Fulton DeKalb GA Hosp. Auth.	5.00%	1/1/2012 (4)	4,300	4,671
Fulton DeKalb GA Hosp. Auth.	5.25%	1/1/2014 (4)	15,805	17,342
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.70%	7/1/2013 (1)	5,000	5,459
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.75%	7/1/2014 (1)	5,000	5,454
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.75%	7/1/2015 (1)	3,680	4,044
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.50%	7/1/2020 (1)	24,740	26,141
Henry County GA School Dist. GO	6.45%	8/1/2011 (1)	4,000	4,598
Private Colleges & Univ. Fac. Auth. of Georgia Rev. (Mercer Univ.)	6.50%	11/1/2015 (1)(ETM)	5,000	6,007

	125,194

Hawaii (3.4%)
Hawaii Airport System Rev.	5.75%	7/1/2016 (3)	16,245	17,824
Hawaii Airport System Rev.	5.75%	7/1/2017 (3)	12,175	13,303
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.95%	4/1/2012 (1)	15,000	16,107
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.65%	10/1/2027 (1)	9,750	10,224
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,831
Hawaii Highway Rev.	5.25%	7/1/2011	1,150	1,238
Honolulu HI City & County GO	8.00%	10/1/2010 (ETM)	2,305	2,899
Univ. of Hawaii Univ. System Rev.	5.50%	7/15/2018 (3)	4,615	5,069
Univ. of Hawaii Univ. System Rev.	5.50%	7/15/2019 (3)	2,330	2,547
Univ. of Hawaii Univ. System Rev.	5.50%	7/15/2029 (3)	21,000	22,076

	97,118

Illinois (7.7%)
Chicago IL Board of Educ. GO	5.50%	12/1/2010 (3)(Prere.)	7,000	7,863
Chicago IL GO	0.00%	1/1/2020 (1)	5,000	3,831
Chicago IL GO	0.00%	1/1/2022 (1)	5,000	3,771
Chicago IL GO	0.00%	1/1/2024 (1)	9,490	7,036
Chicago IL GO	0.00%	1/1/2025 (1)	5,000	3,691
Chicago IL GO	0.00%	1/1/2028 (1)	10,805	7,880
Chicago IL GO	5.50%	1/1/2038 (1)	24,845	25,824
Chicago IL Midway Airport Rev.	5.50%	1/1/2014 (4)	6,410	6,834
Chicago IL Midway Airport Rev.	5.50%	1/1/2015 (4)	4,760	5,123
Chicago IL Midway Airport Rev.	5.50%	1/1/2016 (4)	7,135	7,661
Chicago IL Midway Airport Rev.	5.50%	1/1/2017 (4)	7,525	8,042
Chicago IL Midway Airport Rev.	5.50%	1/1/2018 (4)	7,940	8,444
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	4,950	5,129
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	6,250	6,593
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)*	21,500	27,627
Chicago IL Water Rev.	5.75%	11/1/2030 (2)	12,000	13,535
Cook County IL GO	7.25%	11/1/2007 (1)(ETM)	6,000	6,457
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	14,000	14,534
Illinois Regional Transp. Auth. (Cook, DuPage, and Kane Counties) GO	7.20%	11/1/2020 (2)	24,000	30,787
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2034 (1)	20,000	3,585
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2035 (1)	40,000	6,763
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2037 (1)	12,020	1,806
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2038 (1)	60,930	8,901

	221,717

Indiana (0.5%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/2013 (1)(ETM)	13,250	15,091

Kansas (2.2%)
Burlington KS PCR (Kansas Gas & Electric Co.)	2.65%	6/1/2006 (1)	15,000	15,130
Burlington KS PCR (Kansas Gas & Electric Co.)	5.30%	6/1/2031 (1)	10,000	10,290
Kansas Dept. of Transp. Highway Rev. VRDO	1.08%	8/6/2004	27,100	27,100
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,887
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,172

	62,579

Kentucky (2.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.75%	1/1/2026 (2)	3,000	3,179
Louisville & Jefferson County KY Metro. Sewer Dist.	6.00%	5/15/2031 (3)	51,960	57,128
Louisville & Jefferson County KY Metro. Sewer Dist.	5.75%	5/15/2033 (3)	2,335	2,507
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.50%	7/1/2011 (4)	3,355	3,661
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.50%	7/1/2013 (4)	2,600	2,841
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.50%	7/1/2015 (4)	3,675	3,965
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.50%	7/1/2017 (4)	2,430	2,603

	75,884

Louisiana (1.0%)
New Orleans LA GO	0.00%	9/1/2010 (2)	8,500	6,752
New Orleans LA GO	0.00%	9/1/2011 (2)	10,475	7,884
New Orleans LA GO	0.00%	9/1/2013 (2)	9,000	6,050
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.70%	5/15/2016 (4)	4,900	5,380
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.75%	5/15/2021 (4)	2,950	3,203

	29,269

Maryland (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.25%	8/15/2038 (4)	30,000	30,821
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.00%	7/1/2022 (3)	12,025	15,315

	46,136

Massachusetts (5.1%)
Massachusetts College Building Auth. Rev.	0.00%	5/1/2017 (1)(ETM)	7,460	4,105
Massachusetts GO	7.00%	7/1/2009 (3)(ETM)	22,250	25,581
Massachusetts GO	5.50%	11/1/2012 (Prere.)	14,155	15,829
Massachusetts GO	5.50%	11/1/2012 (Prere.)	19,275	21,555
Massachusetts GO	5.50%	10/1/2020 (1)	7,500	8,494
Massachusetts GO	5.25%	8/1/2022 (1)	25,000	27,297
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.25%	7/1/2012 (2)	19,150	21,779
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2014 (1)	11,135	12,122
Massachusetts Special Obligation Dedicated Tax Rev.	5.75%	1/1/2032 (3)	10,000	10,879

	147,641

Michigan (3.1%)
Detroit MI Sewer System Rev.	5.45%	7/1/2007 (3)(ETM)	6,850	7,399
Detroit MI Sewer System Rev.	5.75%	1/1/2010 (3)(Prere.)	5,000	5,677
Detroit MI Water Supply System	5.50%	7/1/2033 (3)	22,000	23,122
Michigan Strategic Fund (Detroit Edison)	7.00%	7/15/2008 (1)	18,375	21,187
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.95%	9/1/2022 (3)	25,000	32,174

	89,559

Minnesota (1.5%)
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.75%	5/1/2026 (4)	37,665	40,239
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,693

	42,932

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.25%	6/1/2015 (1)	5,000	5,432

Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	0.00%	1/1/2008 (1)	15,000	13,461

Nevada (0.2%)
Clark County NV GO	6.50%	6/1/2017 (2)	5,000	6,071

New Jersey (7.3%)
Atlantic County NJ Public Fac. COP	7.40%	3/1/2012 (3)	4,335	5,371
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.25%	8/1/2014 (1)	10,185	12,105
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.25%	8/1/2015 (1)	10,820	12,917
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	10,000	11,280
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2015 (1)	5,750	6,163
New Jersey Health Care Fac. Financing Auth. Rev. (St. Clares Riverside Medical Center)	5.75%	7/1/2014 (1)	3,000	3,070
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.25%	7/1/2014 (4)	10,685	11,453
New Jersey Sports & Exposition Auth. Rev.	6.50%	3/1/2013 (1)	18,795	21,972
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2010 (2)	64,260	64,472
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2011 (2)	19,305	19,369
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2013 (1)(ETM)	30,000	35,837
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2016 (1)(ETM)	3,940	4,714
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2016 (1)	1,060	1,266

	209,989

New Mexico (1.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2004 (1)(Prere.)	5	5
Farmington NM Util. System Rev.	5.75%	5/15/2013 (3)(ETM)	1,500	1,505
New Mexico Highway Comm. Tax Rev.	5.25%	6/15/2010	7,750	8,518
New Mexico Highway Comm. Tax Rev.	6.00%	6/15/2010 (Prere.)	3,000	3,444
New Mexico Highway Comm. Tax Rev.	5.25%	6/15/2012 (1)	19,720	21,550

	35,022

New York (8.3%)
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2013 (4)	17,500	12,287
Long Island NY Power Auth. Electric System Rev. VRDO	1.08%	8/6/2004 (1)	1,000	1,000
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,106
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.09%	8/6/2004 (4)	3,160	3,160
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2016 (4)	31,265	34,011
New York City NY Transitional Finance Auth. Rev.	5.50%	11/1/2013 (3)	25,485	28,404
New York City NY Transitional Finance Auth. Rev.	5.50%	11/1/2014 (2)	13,000	14,430
New York City NY Transitional Finance Auth. Rev.	5.50%	11/1/2014 (3)	14,510	16,106
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.08%	8/6/2004 (4)	15,280	15,280
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.10%	8/6/2004 (4)	3,800	3,800
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.70%	11/1/2008 (1)	6,380	6,820
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.80%	11/1/2009 (1)	12,315	13,184
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.90%	11/1/2010 (1)	4,090	4,361
New York State Medical Care Fac. Finance Agency Rev. (Mental Health Services)	6.00%	2/15/2005 (1)(Prere.)	195	204
New York State Thruway Auth. Rev. (Service Contract)	5.75%	4/1/2010 (2)(Prere.)	2,500	2,856
New York State Thruway Auth. Rev. (Service Contract)	5.75%	4/1/2010 (2)(Prere.)	4,000	4,569
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	14,125	15,679
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	4,200	4,649
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	7,275	8,075
Suffolk County NY Water Auth. Rev.	5.75%	6/1/2013 (2)(ETM)	7,345	8,188
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	1/1/2022 (Prere.)	12,325	13,417
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	1/1/2022 (Prere.)	7,000	7,859

	239,445

North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)	5.25%	10/1/2017 (1)	13,750	14,667

North Dakota (0.4%)
Mercer County ND PCR (Basin Electric Power)	6.05%	1/1/2019 (2)	9,500	9,850

Ohio (1.4%)
Cleveland OH Airport System Rev. VRDO	1.08%	8/6/2004 (4)	3,000	3,000
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	12,138
Franklin County OH Convention Center Rev.	0.00%	12/1/2006 (1)	4,355	4,107
Kent State Univ. Ohio VRDO	1.09%	8/6/2004 (1)	300	300
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.07%	8/6/2004	2,100	2,100
Ohio Common Schools PUT	2.45%	9/14/2007	10,400	10,386
Ohio GO	7.625%	8/1/2009	4,345	5,232
Univ. of Cincinnati OH General Receipts VRDO	1.08%	8/6/2004 (2)	3,900	3,900

	41,163

Oregon (1.3%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth. (Lewis & Clark College)	6.00%	10/1/2013 (1)	2,250	2,312
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,190	7,143
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	3,175	3,664
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,565	7,576
Portland OR Sewer System Rev.	5.50%	6/1/2017 (1)	14,250	15,001

	35,696

Pennsylvania (5.6%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.75%	1/1/2013 (1)	4,000	4,382
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.50%	8/15/2028 (1)	9,415	9,991
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.09%	8/2/2004	400	400
Pennsylvania Convention Center Auth. Rev.	6.70%	9/1/2016 (3)(ETM)	9,970	12,048
Pennsylvania Convention Center Auth. Rev.	6.00%	9/1/2019 (3)(ETM)	10,000	11,704
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,746
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,746
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.50%	7/1/2015 (2)	20,805	22,997
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	1,500	1,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	11,195	11,195
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	4,200	4,200
Philadelphia PA Water & Waste Water Rev.	7.00%	6/15/2010 (3)	15,000	17,849
Philadelphia PA Water & Waste Water Rev.	7.00%	6/15/2011 (3)	16,500	19,883
Pittsburgh PA Water & Sewer Auth. Rev.	7.25%	9/1/2014 (3)(ETM)	5,000	5,989
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	17,200	17,200

	160,830

Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2021 (1)	5,000	5,516
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2022 (1)	2,930	3,213
Puerto Rico Public Finance Corp.	5.25%	2/1/2012 (2)LOC	40,000	43,611

	52,340

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	11,493

Tennessee (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2014 (3)	16,950	18,901
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.00%	12/1/2012 (2)	3,405	3,943
Shelby County TN GO	5.25%	4/1/2015	12,750	13,745
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.50%	8/1/2012 (1)	815	860
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.50%	8/1/2012 (1)(ETM)	1,685	1,881

	39,330

Texas (7.8%)
Dallas-Fort Worth TX International Airport Rev.	5.75%	11/1/2015 (3)	10,000	11,010
Harris County TX GO	0.00%	10/1/2015 (1)	17,545	10,454
Harris County TX Hosp. Dist. Rev.	6.00%	2/15/2013 (1)	12,910	14,536
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,163
Houston TX GO	5.375%	3/1/2013 (4)	6,500	7,127
Houston TX GO	5.50%	3/1/2015 (4)	8,440	9,233
Houston TX GO	5.375%	3/1/2016 (4)	4,210	4,562
Houston TX GO	5.50%	3/1/2016 (4)	5,235	5,711
Houston TX Water & Sewer System Rev.	5.375%	12/1/2007 (3)(Prere.)	5,000	5,497
Houston TX Water & Sewer System Rev.	5.375%	12/1/2007 (3)(Prere.)	17,000	18,691
Houston TX Water & Sewer System Rev.	5.50%	12/1/2016 (4)	7,000	7,699
Houston TX Water Conveyance System COP	6.80%	12/15/2010 (2)	5,490	6,490
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/2015 (4)(Prere.)	3,055	3,469
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2009 (4)	3,945	4,420
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2010 (4)	2,000	2,257
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,967
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,586
Texas Muni. Power Agency Rev.	0.00%	9/1/2014 (1)(ETM)	685	439
Texas Muni. Power Agency Rev.	0.00%	9/1/2014 (1)	34,315	21,798
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)(ETM)	305	184
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)	16,695	9,986
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)	13,400	7,544
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)(ETM)	250	143
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)	19,630	10,448
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)(ETM)	370	200
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.00%	1/1/2010 (2)(ETM)	6,000	4,921
Texas Water Dev. Board GO	5.75%	8/1/2026	5,595	6,034
Texas Water Dev. Board GO	5.75%	8/1/2032	10,380	11,137
Texas Water Dev. Board Rev.	5.50%	7/15/2021	9,825	10,617
Texas Water Finance Assistance GO	5.50%	8/1/2024	7,850	8,332

	225,655

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro Consolidated System Rev.	6.05%	7/1/2032 (1)	19,440	21,084
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2009 (1)	10,950	9,205
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015 (1)	12,585	7,567

	37,856

West Virginia (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2011 (1)(ETM)	7,325	8,886
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2012 (1)(ETM)	7,840	9,629
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.75%	9/1/2013 (1)	8,000	8,482

	26,997

TOTAL MUNICIPAL BONDS
(Cost $2,674,462)	2,874,561

OTHER ASSETS AND LIABILITIES-NET	641

NET ASSETS (100%)	$ 2,875,202

*Securities with a value of $6,425,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industiral Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded. † Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $2,701,940,000. Net unrealized appreciation of investment securities was $172,621,000, consisting of unrealized gains of $178,029,000 on securities that had risen in value since their purchase and $5,408,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts:

Futures contracts are valued based upon their quoted daily settlement prices At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

	(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,235)	$136,738	$(2,438)
30-Year U.S. Treasury Bond	(60)	6,493	(222)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.